COMMITMENTS AND CONTINGENCIES (Details)	9 Months Ended		12 Months Ended		24 Months Ended
	Sep. 30, 2020 USD ($) agreement	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) agreement	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2018 USD ($)
Leases
Right of use assets	$ 1,935,000		$ 2,289,000	$ 2,353,000	$ 2,289,000	$ 3,400,000
Operating Lease, Liability	3,233,000		3,832,000	4,200,000	3,832,000	4,700,000
Difference of right of use assets and lease liability						1,300,000
Impairment loss	$ 0		$ 0		$ 0
Number of service agreements contained embedded lease | agreement	1		1
Variable lease expenses	$ 30,000	$ 30,000	$ 40,481	$ 38,253
Cumulative Effect, Period of Adoption, Adjustment [Member]
Leases
Right of use assets						3,400,000
Operating Lease, Liability						4,700,000
Difference of right of use assets and lease liability						$ 1,300,000